Supplementary information on oil and gas activities (unaudited) - Summary of standardized measure of discounted future cash flows (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024 $ / ft³	Dec. 31, 2023 $ / ft³
Crude Oil [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Proportion Of Producion Of Oil	60.00%	60.00%
Bottom of range [member] | Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	66.5	66.5
Bottom of range [member] | Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	25.4	25.4
Bottom of range [member] | Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet	3.55	3.55
Top of range [member] | Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	69.44	72.32
Top of range [member] | Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	25.72	31.19
Top of range [member] | Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet	3.89	4.86